UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2003

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                  Name:  W.R. Huff Asset Management Co., L.L.C.

   Address: 1776 On The Green, 67 Park Place, 9th Floor, Morristown, NJ 07960
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                         Form 13F File Number: 28-
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Edward T. Dartley
         -----------------------

Title:   Counsel
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Phone:   (973) 984-1233
         -----------------------

Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                   Morristown, NJ              2/17/04
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   11
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Form 13F Information Table Value Total:   $ 127,255  (thousands)
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List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE



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    Column 1                      Column 2         Column 3     Column 4       Column 5       Column 6   Column 7        Column 8

                                 Title of                    Value     Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                  Class           CUSIP     (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
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

American Tower                    Note 6.25%       029912AB8   $ 1,280   1,182,400  SH        SOLE               1,182,400
AT&T Wireless Services            Com              00209A106   $   708      88,628  SH        SOLE                  88,628
Brasil Telecom Participacoes      SPON ADR PFD     105530109   $ 1,251      33,090  SH        SOLE                  33,090
Deutsche Telekom                  SPONSORED ADR    251566105   $   362      19,926  SH        SOLE                  19,926
Nextel Communications             Note 5.25%       65332VAY9   $43,910  44,678,425  SH        SOLE              44,678,425
NTL Inc.                          Com              62940M104   $75,816  10,607,553  SH        SOLE              10,607,553
Sprint Corp PCS Group             PCS COM SER 1    852061506   $    86      15,300  SH        SOLE                  15,300
Tele Celular Sul Part SA          SPON ADR PFD     879238103   $   981      68,342  SH        SOLE                  68,342
Telecom Argentina                 SPON ADR REP B   879273209   $ 1,996     228,125  SH        SOLE                 228,125
Telesp Cellular Participacoes     SPON ADR PFD     87952L108   $   435      66,180  SH        SOLE                  66,180
Tenet Healthcare Corp             Com              88033G100   $   430      26,807  SH        SOLE                  26,807